RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 RELATED PARTY TRANSACTIONS

Accounts payable and accrued expenses – related party consists of the following:

	As of	As of
	June 30, 2023	December 31, 2022

Accounts payable - related party	$367,784	$356,191
Accrued expenses - related party	3,202,496	3,082,363
Accrued interest - related party	2,473,480	2,276,454

Total accounts payable and accrued expenses - related party	$6,043,760	$5,715,008

Between June 6, 2016, and December 1, 2020 the Company received a total of $1,657,000 in loans from its founder and CEO. Pursuant to the terms of the loan, the advance bears an interest at 3%, is unsecured, and due on demand.

On January 26, 2022, the Company repaid $40,000 of the outstanding loan to its founder and CEO.

Total loan payable to principal stockholder for as of June 30, 2023 is $1,617,000.

Total loan payable to this principal stockholder as of December 31, 2022 is $1,617,000.

During the six months ended June 30, 2023, the Company recorded $40,093 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $27,888. As of June 30, 2023, total interest payable is $218,551.

During the six months ended June 30, 2022, the Company recorded $40,093 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $27,267. As of December 31, 2022, total interest payable is $190,663.

As of June 30, 2023, and December 31, 2022, there was $367,784 and $356,191, respectively, included in accounts payable – related party, which is owed to the Company’s Chief Executive Officer for expenses paid on behalf of the Company.

As of June 30, 2023, and December 31, 2022, there was $3,202,496 and $3,082,363, respectively, included in accrued expenses – related party, which includes accrued salaries owed to the Company’s senior staff.

As of June 30, 2023, and December 31, 2022, there was $2,473,480 and $2,276,454, respectively, included in accrued interest – related party, which includes interest on accrued salary and accrued expenses owed to the Company’s Chief Executive Officer.

In aggregate as of June 30, 2023, and December 31, 2022, the Company owed $6,043,760 and $5,715,008, respectively to its related parties in accrued salaries, accrued interest and note payable.

As of June 30, 2023 and December 31, 2022, the Company owed $65,292 and $65,292, respectively, in royalty agreement payable to Chief Executive Officer.

NOTE 10 RELATED PARTY TRANSACTIONS

Accounts payable and accrued expenses – related party consists of the following:

	As of	As of
	December 31, 2022	December 31, 2021

Accounts payable - related party	$356,191	$347,156
Accrued expenses - related party	3,082,363	2,995,452
Accrued interest - related party	2,276,454	1,901,952

Total accounts payable and accrued expenses - related party	$5,715,008	$5,244,560

June 6, 2016, the Company received a $50,000 loan from our principal stockholder. Subsequently on December 1, 2017, the Company received an additional $30,000 loan from the same stockholder. On January 8, 2018 and March 31, 2018, the Company received an additional loan of $100,000 and $15,000, respectively. The Company received additional loan funds from the same stockholder as follows: $20,000 on April 26, 2018; $15,000 on June 21, 2018; $15,000 on June 29, 2018; $20,000 on July 5, 2018; $26,000 on October 1, 2018; $11,000 on October 12, 2018; $20,000 on December 21, 2018; $3,000 on January 4, 2019; $30,000 on January 17, 2019; $30,000 on February 1, 2019; $20,000 on February 15, 2019; $20,000 on March 1, 2019; $17,000 on January 4, 2019, $100,000 on November 20, 2019, $100,000 on December 18, 2019, $100,000 on January 24, 2020, $100,000 on February 19, 2020, $100,000 on March 9, 2020, $100,000 on April 8, 2020, $150,000 on June 3, 2020, $100,000 on July 16, 2020, $100,000 on August 12, 2020,$100,000 on September 10, 2020, $30,000 on October 19, 2020, $30,000 on November 4, 2020, $35,000 on November 17, 2020 and $70,000 on December 1, 2020. Pursuant to the terms of the loan, the advance bears an interest at 3%, is unsecured, and due on demand.

On January 26, 2022, the Company repaid $40,000 of the outstanding loan to its principal stockholder.

Total loan payable to principal stockholder for as of December 31, 2022 is $1,617,000.

Total loan payable to this principal stockholder as of December 31, 2021 is $1,657,000.

During the year ended December 31, 2022, the Company recorded $80,849 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $54,755. As of December 31, 2022, total interest payable is $107,882.

During the year ended September 30, 2021, the Company recorded $61,968 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $40,138.

On January 23, 2017, the Company signed an 8-year property lease with the Company’s President for land in Texas. The Company pays $960 per month starting on February 1, 2017 and uses this facility to grow mulberry for its U.S. silk operations. Rent expense – related party for three months ended December 31, 2022 and 2021 was $0 and $3,683, respectively. The Company ended this lease on April 5, 2021.

As of December 31, 2022, and December 31, 2021, there was $356,191 and $347,156, respectively, included in accounts payable – related party, which is owed to the Company’s Chief Executive Officer for expenses paid on behalf of the Company.

As of December 31, 2022, and December 31, 2021, there was $3,082,363 and $2,995,452, respectively, included in accrued expenses – related party, which includes accrued salaries owed to the Company’s senior staff.

As of December 31, 2022, and December 31, 2021, there was $2,276,454 and $1,901,952, respectively, included in accrued interest – related party, which includes interest on accrued salary and accrued expenses owed to the Company’s Chief Executive Officer.

In aggregate as of December 31, 2022, and December 31, 2021, the Company owed $5,714,008 and $5,244,560, respectively to its related parties in accrued salaries, accrued interest and note payable.